FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2024
FAIR VALUE MEASUREMENT
Schedule of financial assets and liabilities measured at fair value on a recurring basis

The following table sets out the Company’s financial assets and liabilities measured at fair value on a recurring basis as at December 31, 2024 using the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Financial assets:
Trade receivables (Notes 8A and 19)	$—	$7,646	$—	$7,646
Equity securities (FVOCI) (Note 10)	526,726	32,439	—	559,165
Share purchase warrants (FVPL) (Note 10)	—	53,724	—	53,724
Fair value of derivative financial instruments (Note 21)	—	1,348	—	1,348
Total financial assets	$526,726	$95,157	$—	$621,883
Financial liabilities:
Fair value of derivative financial instruments (Note 21)	—	100,182	—	100,182
Total financial liabilities	$—	$100,182	$—	$100,182

6.FAIR VALUE MEASUREMENT (Continued)

The following table sets out the Company’s financial assets and liabilities measured at fair value on a recurring basis as at December 31, 2023 using the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Financial assets:
Trade receivables (Notes 8A and 19)	$—	$8,148	$—	$8,148
Equity securities (FVOCI) (Note 10)	293,145	30,566	—	323,711
Share purchase warrants (FVPL) (Note 10)	—	21,546	—	21,546
Fair value of derivative financial instruments (Note 21)	—	50,786	—	50,786
Total financial assets	$293,145	$111,046	$—	$404,191
Financial liabilities:
Fair value of derivative financial instruments (Note 21)	—	7,222	—	7,222
Total financial liabilities	$—	$7,222	$—	$7,222